WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.7%
Alabama - 1.7%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,175,280
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,490,120
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	25,125,000	27,694,282	(a)(b)
Tuscaloosa County, AL, IDA Revenue, Hunt Refining Project, Series A, Refunding	4.500%	5/1/32	6,500,000	7,005,180	(c)

Total Alabama				41,364,862

Alaska - 0.1%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	750,000	930,877
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,159,360
State Capital Project, Series B	4.000%	12/1/36	750,000	866,153

Total Alaska				2,956,390

Arizona - 2.4%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	819,434
Basis School Project, Credit Enhanced, SD Credit Program, Refunding	5.000%	7/1/37	850,000	992,639
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,294,500
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,331,200
Lincoln South Beltway Project	5.000%	2/1/25	1,500,000	1,774,695
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	8,410,240	(a)(b)(d)
Intel Corp. Project	5.000%	6/3/24	8,900,000	10,257,161	(a)(b)(d)
Navajo Nation, AZ, Series A, Refunding	5.000%	12/1/25	3,400,000	3,676,658	(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,708,480
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	4,480,401	(d)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	5,170,793	(d)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	6,098,440	(d)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,740,592
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	4,680,865

Total Arizona				57,436,098

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 12.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$3,000,000	$3,387,060
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,718,448
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,580,603
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,227,985
Series A, Refunding	5.000%	5/1/29	1,255,000	1,399,400
Series A, Refunding	5.000%	5/1/30	1,700,000	1,893,035
Series A, Refunding	5.000%	5/1/31	1,850,000	2,055,609
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.230%	4/1/24	3,000,000	2,995,740	(a)(b)
San Francisco Bay Area, Series C-1, (SIFMA Municipal Swap Index Yield + 0.900%)	1.030%	5/1/23	30,000,000	29,924,700	(a)(b)
California State Infrastructure & Economic Development Bank Revenue:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/33	1,000,000	1,253,230
UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	7,423,740
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	5,300,477	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	5,109,345	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	504,845	(d)
California State MFA, Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,607,890
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	8,190,000	8,632,424	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,709,070	(c)

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California State Public Works Board, Lease Revenue:
Various Capital Projects, Series A	5.250%	10/1/25	$4,000,000	$4,240,400
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,647,398
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,471,893
California State, GO:
Various Purpose	5.000%	3/1/36	3,000,000	3,982,500
Various Purpose, Refunding	5.000%	4/1/28	3,000,000	3,945,780
Various Purpose, Refunding	4.000%	11/1/36	2,735,000	3,180,449
Various Purpose, Refunding	4.000%	3/1/37	5,500,000	6,651,370
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,645,000	8,818,419	(c)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1	5.000%	6/1/33	5,000,000	6,011,650
Tobacco Settlement Funded, Series A-1	5.000%	6/1/35	3,000,000	3,575,310
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	7,000,000	8,380,960
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	4,466,390
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	6,416,750
Senior Proposition C, Series B	5.000%	7/1/35	7,485,000	9,567,552
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	3,690,000	4,754,639
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,168,670	(d)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,165,240	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,915,220	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,995,050	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,239,770	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	2,093,156	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	$1,275,000	$1,568,212	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/37	1,775,000	2,176,310	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	8,071,207
Series C	5.000%	7/1/37	3,000,000	3,744,210
Metropolitan Water District of Southern California, Water Revenue:
Refunding	5.000%	1/1/37	1,785,000	2,299,116
Series B, Refunding	5.000%	1/1/38	3,015,000	3,867,129
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue, Series B	5.000%	10/1/27	10,000,000	10,096,000
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	1,200,000	1,304,604	(c)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,875,000	2,370,281
Series B	6.125%	11/1/29	17,865,000	22,597,260
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,320,220	(a)(b)
Rancho, CA, Water District Financing Authority Revenue, Series A	4.000%	8/1/37	3,335,000	4,005,468
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	5,570,000	5,974,772
Community Facilities District No. 2003-1, Series A-1, Refunding	5.000%	9/1/27	670,000	721,181
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax, Series A	5.250%	6/1/26	4,000,000	4,576,520	(e)
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	8,048,875
Series A, Refunding	5.000%	10/1/37	1,500,000	1,925,730
Series A, Refunding	5.000%	10/1/43	3,000,000	3,793,770
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	6,645,000	8,502,477
Series A, Refunding	5.000%	8/1/35	3,115,000	3,969,756

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Series A, Refunding	5.000%	8/1/36	$1,000,000	$1,269,550
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project, Refunding	5.250%	7/1/21	1,000,000	1,049,770	(f)
San Bernardino City, CA, Unified School District:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,268,020
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,894,335
San Francisco City & County Airport Commission, San Francisco International Airport Revenue, Series A	5.000%	1/1/34	1,000,000	1,236,440	(d)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,399,660
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,905,958
Series 2018	5.000%	8/1/43	2,000,000	2,477,320
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	2,000,000	1,991,460
Tobacco Securitization Authority of Southern California:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	825,156
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,247,300
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,242,660
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	929,108

Total California				306,082,002

Colorado - 1.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	512,155
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-2	5.000%	8/1/44	5,500,000	6,465,910
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,829,904	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding	5.000%	12/15/27	$255,000	$299,913
Series 2020, Refunding	5.000%	12/1/26	385,000	462,196	(g)
Series 2020, Refunding	5.000%	12/1/28	415,000	516,887	(g)
E-470 Public Highway Authority Revenue, CO:
Series C, Refunding	5.250%	9/1/25	7,105,000	7,163,403
Series C, Refunding	5.375%	9/1/26	3,000,000	3,025,260
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	11,875,000	12,911,331
Series 2008	6.250%	11/15/28	8,000,000	10,025,120

Total Colorado				46,212,079

Connecticut - 1.8%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,343,246
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,305,080
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/33	3,000,000	3,869,760
Transportation Infrastructure, Series A	5.000%	5/1/34	4,500,000	5,783,850
Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	6,054,850
Connecticut State, GO:
Series A	5.000%	4/15/28	3,700,000	4,679,982
Series A	5.000%	4/15/30	750,000	959,092
Series C	4.000%	6/1/35	1,525,000	1,784,967
Series C	4.000%	6/1/37	1,000,000	1,158,720
Series C	4.000%	6/1/38	1,250,000	1,443,575
Series E	5.000%	10/15/34	2,900,000	3,473,794
South Central, CT, Regional Water Authority, Water System Revenue:
Thirty Third, Series B-1, Refunding	5.000%	8/1/41	1,750,000	2,159,745
Thirty Third, Series B-2, Refunding	5.000%	8/1/31	2,000,000	2,577,460
Thirty Third, Series B-2, Refunding	5.000%	8/1/32	2,200,000	2,814,394
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,536,869

Total Connecticut				43,945,384

Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	5,007,462

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 1.1%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	$300,000	$287,913
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	492,910
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	476,330
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,590,608
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,723,950
Series A	5.000%	3/1/38	7,425,000	9,755,782
District of Columbia Water & Sewer Authority Revenue:
Subordinated Lien, Series A	5.000%	10/1/37	1,290,000	1,691,203
Subordinated Lien, Series C	1.750%	10/1/24	4,250,000	4,398,792	(a)(b)

Total District of Columbia				27,417,488

Florida - 4.5%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	2,066,313	(d)
Series 2017	5.000%	10/1/42	1,500,000	1,747,305	(d)
Series A	5.000%	10/1/27	1,750,000	2,167,480	(d)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	10,155,000	12,434,188	(d)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,730,200
Series A, Refunding	5.000%	7/1/28	5,500,000	6,489,395
Series A, Refunding	5.000%	7/1/30	5,000,000	5,867,650
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,482,775
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,183,390
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/22	1,860,000	1,996,003
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,940,972
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	2,041,797	(c)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,281,440
Series A, Refunding	5.000%	10/1/27	3,000,000	3,413,730
Series A, Refunding	5.000%	10/1/28	1,000,000	1,135,140

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/25	$4,750,000	$5,148,573
Lee County, FL, Airport Revenue:
Series A, Refunding, AGM	5.000%	10/1/21	12,245,000	12,283,082	(d)
Series A, Refunding, AGM	5.000%	10/1/22	8,000,000	8,094,320	(d)
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,423,780
Series B, Refunding	5.000%	7/1/25	3,730,000	4,235,079
Series B, Refunding	5.000%	7/1/26	1,700,000	1,923,142
Series B, Refunding	5.000%	7/1/27	2,350,000	2,654,560
Series B, Refunding	5.000%	7/1/28	1,000,000	1,129,180
Series B, Refunding	5.000%	7/1/30	2,500,000	2,807,500
Series B, Refunding	5.000%	7/1/31	2,750,000	3,079,203
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,201,387
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	745,407
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,182,528
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	3,745,000	3,973,295
Sterling Hill, FL, Community Development District, Special Assessment Revenue, Series B	5.500%	11/1/10	560,651	353,210	*(h)
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,529,675
H. Lee Moffit Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	1,105,960

Total Florida				110,847,659

Georgia - 1.2%
Atlanta & Fulton County, GA, Recreational Authority Revenue, Zoo, Series A, NATL	5.000%	12/1/20	1,860,000	1,867,198
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,955,490
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,701,896

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	$770,000	$923,831
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,649,600
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,982,304
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	3,282,593
Series B	5.000%	3/15/21	7,110,000	7,290,238
Series C	4.000%	9/1/26	2,125,000	2,442,475	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,245,880

Total Georgia				28,341,505

Illinois - 12.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,804,873
Series 2018	5.000%	4/1/36	1,270,000	1,370,355
Series 2018	5.000%	4/1/37	1,400,000	1,506,134
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	1,870,000	1,997,403
Series C, Refunding	5.000%	12/1/24	2,500,000	2,664,650
Series C, Refunding	5.000%	12/1/25	1,000,000	1,073,940
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	720,000	769,082
Series 2005D, Refunding	5.500%	1/1/34	3,180,000	3,418,341
Series A	5.000%	1/1/40	7,075,000	7,636,967
Series A	5.000%	1/1/44	2,200,000	2,353,384
Series A, Refunding	5.000%	1/1/25	4,000,000	4,271,840
Series A, Refunding	5.000%	1/1/26	1,250,000	1,348,863
Series A, Refunding	5.000%	1/1/27	2,250,000	2,450,070
Series A, Refunding	5.000%	1/1/34	2,350,000	2,466,654
Series B	5.500%	1/1/30	3,975,000	4,294,590
Series B, Refunding	5.500%	1/1/31	2,000,000	2,160,800
Series B, Refunding	5.500%	1/1/32	2,000,000	2,160,800
Series C, Refunding	5.000%	1/1/25	2,765,000	2,952,799

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	$1,235,000	$1,443,863
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,484,635
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,579,150
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,651,290
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,813,408
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,892,913
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,983,244
Series B, Green Bond	5.000%	12/1/33	1,820,000	2,075,401
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,164,966
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,852,179
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,454,128
Series A, Refunding	5.000%	1/1/33	2,000,000	2,250,860	(d)
Series B, Refunding	5.000%	1/1/33	4,500,000	5,105,835
Series B, Refunding	5.000%	1/1/34	10,505,000	11,890,189
Series C	5.000%	1/1/30	6,010,000	6,838,599	(d)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,702,575	(d)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,814,180
Second Lien	5.000%	1/1/31	1,500,000	1,659,540
Second Lien	5.000%	1/1/32	1,000,000	1,103,140
Second Lien	5.000%	1/1/33	1,035,000	1,138,438
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,534,560
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,987,847
Second Lien Project	5.000%	11/1/31	2,000,000	2,215,300
Second Lien Project	5.000%	11/1/33	1,500,000	1,647,210
Second Lien Project	5.000%	11/1/34	1,000,000	1,095,380
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,417,840
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,000,000	1,196,020
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	694,359
Property Tax	5.000%	1/1/30	885,000	1,110,702
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,282,960

See Notes to Schedule of Investments.

10	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	$2,000,000	$2,555,400
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	715,519
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,493,850
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,764,960
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	10,371,055
Illinois State Toll Highway Authority Revenue:
Series C, Refunding	5.000%	1/1/25	8,450,000	9,955,114
Series C, Refunding	5.000%	1/1/26	12,000,000	14,450,040
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	611,113
Series A, Refunding, AGM	5.000%	4/1/28	475,000	588,098
Illinois State, GO:
Series 2006	5.500%	1/1/30	660,000	752,314
Series 2016	5.000%	11/1/33	3,150,000	3,333,487
Series 2016, Refunding	5.000%	2/1/26	3,605,000	3,911,785
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,368,872
Series A	5.000%	5/1/36	4,665,000	4,982,173
Series A	5.000%	5/1/39	4,800,000	5,126,352
Series A, Refunding	5.000%	10/1/27	12,805,000	14,057,329
Series A, Refunding	5.000%	10/1/28	2,000,000	2,196,100
Series A, Refunding	5.000%	10/1/30	1,275,000	1,376,414
Series B, Refunding	5.000%	9/1/27	6,015,000	6,598,936
Series B, Refunding	5.000%	10/1/27	3,000,000	3,293,400
Series D	5.000%	11/1/27	10,475,000	11,507,102
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	896,600
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,500,000	13,842,135
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	14,000,000	14,956,200

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	$2,000,000	$2,188,940
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	678,519
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	16,805,553
Sales Tax Securitization Corp., IL, Series A, Refunding	5.000%	1/1/28	1,750,000	2,102,520
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	1,250,000	1,428,600
Series C, Refunding	5.000%	3/15/26	1,800,000	2,048,922

Total Illinois				296,739,658

Indiana - 1.4%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,750,000	2,889,370	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	2,500,000	2,533,050	(a)(b)
Indiana State Health Facility Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	7,007,340
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,660,040
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	4,500,000	5,440,770	(d)
Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,900,000	3,437,689	(d)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	700,000	721,735	(d)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,160,960

Total Indiana				34,850,954

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.2%
Iowa State Finance Authority Health Care Facilities Revenue:
Genesis Health System	5.000%	7/1/20	$2,500,000	$2,500,000
Genesis Health System, Unrefunded	5.000%	7/1/21	1,145,000	1,148,733
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	1,545,000	1,560,589

Total Iowa				5,209,322

Kansas - 0.0%††
Wyandotte County, KS, Turner Unified School District #202, GO, Series A, AGM	4.000%	9/1/36	775,000	888,204

Kentucky - 2.2%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	5,003,350	(a)(b)(d)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,997,900	(a)(b)
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives, Series B, Refunding	2.700%	11/10/21	11,000,000	11,255,640	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	15,541,625	(a)(b)
Kentucky State Property & Building Commission Revenue, Project No.122, Series A	4.000%	11/1/37	1,250,000	1,367,025
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,703,474
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,180,130
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,311,132	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,813,100	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/23	1,600,000	1,733,664
Series B, Refunding	5.000%	1/1/24	1,350,000	1,548,410
Series B, Refunding	5.000%	1/1/27	650,000	805,344

Total Kentucky				54,260,794

Louisiana - 1.0%
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	4,949,404	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,948,057

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
Refunding, AGM	5.000%	12/1/29	$2,000,000	$2,410,340
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,428,900	(a)(b)
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	3,750,000	3,598,425	(a)(b)

Total Louisiana				24,335,126

Maryland - 0.5%
Baltimore, MD, Water Project Revenue:
Series A	4.000%	7/1/44	1,750,000	1,983,818
Series A	4.000%	7/1/44	3,250,000	3,767,042
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	704,475
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,649,102
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	1,550,000	1,802,697
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,158,100

Total Maryland				11,065,234

Massachusetts - 1.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,289,030
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,567,420
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,279,130
Massachusetts State DFA Revenue:
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	2,163,516
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,483,521
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,371,620
Foxborough Regional Charter, Refunding	5.000%	7/1/37	1,000,000	1,121,230
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	5,219,720	(a)(b)
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,804,680
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,549,554
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,909,048
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,559,008

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State HEFA Revenue, UMass Memorial Health Care Inc., Series G	5.000%	7/1/20	$2,500,000	$2,500,000
Massachusetts State Port Authority Revenue, Series A	5.000%	7/1/33	4,880,000	6,027,239	(d)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	8,069,460

Total Massachusetts				43,914,176

Michigan - 3.2%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	2,000,000	2,260,860
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,521,045
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	9,061,822
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	5,323,905
Michigan State Finance Authority Ltd. Authority Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.250%	7/1/29	7,780,000	8,062,881	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/23	2,000,000	2,243,180
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,321,720
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,795,785
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,695,320
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,761,090
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	13,551,830
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	4,207,829

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	15

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	$700,000	$820,365
Trinity Health Corp., Series A	5.000%	12/1/27	40,000	40,730	(e)
Trinity Health Corp., Series A, Unrefunded	5.000%	12/1/27	4,460,000	4,528,773
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,737,835	(a)(b)(d)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,383,400	(d)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,441,328
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,976,019
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,382,635
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,196,340

Total Michigan				78,314,692

Mississippi - 0.3%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	7,229,520	(a)(b)

Missouri - 0.5%
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,951,935	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,843,880	(d)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,810,215	(d)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project, Refunding	5.750%	11/15/36	1,460,000	968,287	*(c)(i)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,700,000	1,807,882

Total Missouri				13,382,199

Nebraska - 0.3%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	4,500,000	5,899,545
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,466,996	(a)(b)

Total Nebraska				8,366,541

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.3%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	$5,000,000	$6,155,100

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,535,955	(a)(b)(d)

New Jersey - 6.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,110,400
Refunding, AGM	5.000%	11/1/27	1,500,000	1,657,770
Refunding, AGM	5.000%	11/1/29	1,500,000	1,646,460
Refunding, AGM	5.000%	11/1/31	1,000,000	1,090,420
New Brunswick, NJ, Parking Authority, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,344,700
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,333,090
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,400,960
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,700,790
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,289,780
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,350,010
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,720,946
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,103,400
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.730%	3/1/28	20,000,000	19,371,800	(b)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/24	4,060,000	4,333,319
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	12,656,454
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,824,983
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,148,400
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,423,407
New Jersey State EDA, Special Facilities Revenue, New Jersey American Water Co., Series E, Refunding	4.700%	12/1/25	6,750,000	6,851,385	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	17

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	$1,700,000	$1,876,783	(d)
New Jersey State Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,672,867
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,248,740
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,340,052
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding	5.000%	6/15/24	1,500,000	1,669,965
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	7,271,160
Transportation Program, Series BB	4.000%	6/15/36	3,750,000	3,901,275
Transportation System, Series A, Refunding	5.000%	12/15/27	1,625,000	1,871,285
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	13,251,875
Transportation System, Series B	5.250%	6/15/24	7,000,000	7,334,250	(e)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	10,559,610
Series A, Refunding	5.000%	1/1/33	10,230,000	11,944,241
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,923,302
Series A, Refunding	5.000%	6/1/36	3,000,000	3,607,860
Township of Florence, NJ, Series A	1.750%	1/15/21	2,000,000	2,016,480

Total New Jersey				161,848,219

New Mexico - 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,168,442
Farmington, NM, PCR:
Arizona Public Service Co., Series B, Refunding	4.700%	9/1/24	16,000,000	16,197,120
Public Service Co. Project, Refunding	2.125%	6/1/22	1,965,000	1,966,572	(a)(b)

Total New Mexico				19,332,134

New York - 9.0%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	11,912,300	(j)
Long Island, NY, Power Authority, Series B, Refunding	5.000%	9/1/32	5,820,000	6,927,139

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	$5,250,000	$6,058,552	(a)(b)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam at Harborside, Series A	5.875%	1/1/23	605,594	580,595
Amsterdam at Harborside, Series C	2.000%	1/1/49	106,540	15,981
New York City, NY, GO:
Subseries D-1	5.000%	3/1/37	6,500,000	8,312,265
Subseries D-1	5.000%	3/1/38	6,000,000	7,647,960
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,774,090
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	2,500,000	2,927,950
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,667,360
Refunding, Series S-2A, State Aid Withholding	5.000%	7/15/29	2,500,000	3,224,200
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	8,835,000	11,388,492
New York State Dormitory Authority, Sales Tax Revenue:
Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	9,537,497
State Supported, Series A	5.000%	3/15/40	6,000,000	7,231,560
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/44	9,565,000	11,886,138
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,916,398
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	10,380,500	(c)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	5,274,765
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,454,417

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	19

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	$250,000	$291,510
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,459,237
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	2,014,488
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	5,097,130	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,949,217	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/35	13,335,000	14,131,900	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A, AGM	4.000%	7/1/37	8,000,000	8,446,880	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,091,210	(d)
New York State Urban Development Corp., State Personal Income Tax Revenue, Series A	5.000%	3/15/41	7,945,000	10,261,524
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,722,650	(d)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,711,750	(d)
Series 194, Refunding	5.000%	10/15/33	10,000,000	11,766,700
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal, LLC Project	5.000%	12/1/20	700,000	705,628
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	2,465,000	2,976,611
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	12,549,800
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/37	1,375,000	1,642,437
Rensselaer Polytechnical Institute Project, Series A, Refunding	5.000%	9/1/30	3,000,000	3,022,260

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Troy, NY, Capital Resource Corp., Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	$500,000	$599,340
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE	5.000%	12/15/27	3,000,000	3,451,290

Total New York				220,009,721

North Carolina - 1.1%
Charlotte, NC, COP, Series P	5.000%	6/1/44	2,380,000	2,959,982
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/36	1,100,000	1,365,496
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,850,550
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,230,350
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,675,890
North Carolina State Limited Obligation Revenue:
Series A	5.000%	5/1/31	4,215,000	5,606,076
Series A	5.000%	5/1/32	2,000,000	2,641,180
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	350,000	404,810
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,569,840
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	594,475
Wake County, NC, Limited Obligation	4.000%	9/1/38	3,605,000	4,252,891

Total North Carolina				27,151,540

Ohio - 1.0%
American Municipal Power-Ohio Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,891,565
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,600,212
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/34	1,000,000	1,287,250
Senior Bonds, Series A-2, Refunding	5.000%	6/1/35	1,000,000	1,280,980
Senior Bonds, Series A-2, Refunding	5.000%	6/1/36	750,000	956,273
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	4,500,000	4,745,880

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Northeast Ohio Regional Sewer District Revenue, Waste Water Improvement, Series 2019, Refunding	4.000%	11/15/36	$3,350,000	$4,035,611
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	4,250,000	4,413,752	(a)(b)(d)
Ohio State Higher Educational Facility Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,185,670
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	903,272	(d)

Total Ohio				23,300,465

Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.250%	11/1/31	1,081,384	2,703	*(i)

Oregon - 0.9%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/30	3,170,000	3,902,302
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/36	2,000,000	2,423,360
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	2,000,000	1,451,400
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	5,573,536
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,767,854	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	500,000	605,475	(d)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,235,410	(d)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,577,300
Washington Multnomah & Yamhill Counties, OR, School District #1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,757,770

Total Oregon				22,294,407

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 2.6%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	$400,000	$418,904
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	389,096
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,865,065
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/25	2,000,000	2,142,020
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/26	2,500,000	2,658,425
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/27	1,000,000	1,059,750
Penn State Health	4.000%	11/1/35	2,000,000	2,291,020
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,597,930
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,750,000	1,794,660	(a)(b)(d)
Pennsylvania State Higher EFA Revenue, UPMC, Series E	5.000%	5/15/31	6,710,000	6,728,318
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B	5.250%	12/1/31	6,750,000	7,227,023	(e)
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	7,464,653	(d)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,822,636	(d)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	4,367,300
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,659,020
Series B	5.000%	2/1/36	1,500,000	1,888,230
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,731,877
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,651,639
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,919,825

Total Pennsylvania				64,677,391

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	23

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 2.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	$11,600,000	$11,861,000
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	1,750,000	1,220,625	*(i)
Series A	5.050%	7/1/42	950,000	662,625	*(i)
Series DDD, Refunding	5.000%	7/1/21	3,460,000	2,413,350	*(i)
Series TT	5.000%	7/1/37	4,775,000	3,330,563	*(i)
Series WW	5.500%	7/1/38	800,000	562,000	*(i)
Series XX	5.250%	7/1/40	3,250,000	2,275,000	*(i)
Series ZZ, Refunding	5.000%	7/1/18	250,000	173,125	*(h)
Series ZZ, Refunding	5.250%	7/1/25	370,000	259,000	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,033,424
Restructured, Series A-1	4.550%	7/1/40	680,000	694,960
Restructured, Series A-1	5.000%	7/1/58	6,605,000	6,922,370
Restructured, Series A-2	4.329%	7/1/40	1,130,000	1,138,057
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,185,472
Restructured, Series A-2A	4.550%	7/1/40	14,250,000	14,563,500

Total Puerto Rico				51,295,071

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, Series A, NATL	5.375%	12/15/21	120,000	120,448
Rhode Island State Health & Educational Building Corp. Revenue: Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,815,650
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,241,720
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,752,622

Total Rhode Island				6,930,440

South Carolina - 0.5%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	4,104,065
Refunding	5.000%	12/1/30	2,250,000	2,628,833

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - continued
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	$2,850,000	$3,393,409	(d)
Series 2018	5.000%	7/1/37	2,000,000	2,374,400	(d)

Total South Carolina				12,500,707

Tennessee - 4.2%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/30	3,315,000	3,996,465
Memphis-Shelby County, TN, Airport Authority Revenue:
Series C	5.000%	7/1/20	6,390,000	6,390,000	(d)
Series C	5.000%	7/1/21	4,795,000	4,985,841	(d)
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	3,200,000	3,884,128
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,820,685
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,777,830	(d)
Series B	5.000%	7/1/26	1,750,000	2,120,282	(d)
Tennessee State Energy Acquisition Corp., Gas Revenue:
Series A	5.250%	9/1/20	31,000,000	31,183,520
Series C	5.000%	2/1/24	25,000,000	27,796,250
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	9,000,000	10,199,700	(a)(b)
Series A	5.250%	9/1/24	6,885,000	7,829,691

Total Tennessee				101,984,392

Texas - 11.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	791,336
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	1,106,070
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	844,060

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	25

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	$3,750,000	$4,299,750
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	3,103,682	(d)
Series B	5.000%	11/15/30	5,640,000	7,192,297	(d)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,918,995
GO	5.000%	2/15/30	2,000,000	2,554,400
GO	5.000%	2/15/31	2,250,000	2,867,783
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	11,051,600
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	11,011,800
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	8,887,650
Series A, Refunding	5.000%	12/1/35	5,000,000	5,907,950
Series A, Refunding	5.000%	12/1/36	4,250,000	5,007,223
El Paso, TX, GO:
Series A, Refunding	5.000%	8/15/30	1,000,000	1,327,860
Series A, Refunding	5.000%	8/15/31	1,250,000	1,651,738
Series A, Refunding	5.000%	8/15/32	1,000,000	1,313,710
Series A, Refunding	5.000%	8/15/33	1,000,000	1,308,060
Series A, Refunding	4.000%	8/15/34	1,000,000	1,219,850
Tax and Revenue Certificates of Obligation	5.000%	8/15/30	1,040,000	1,380,974
Tax and Revenue Certificates of Obligation	5.000%	8/15/31	860,000	1,136,395
Tax and Revenue Certificates of Obligation	5.000%	8/15/32	1,000,000	1,313,710
Tax and Revenue Certificates of Obligation	5.000%	8/15/33	1,000,000	1,308,060
Tax and Revenue Certificates of Obligation	4.000%	8/15/34	500,000	609,925
Tax and Revenue Certificates of Obligation	4.000%	8/15/35	1,445,000	1,751,904
Frisco, TX, Independent School District, Series D, Refunding, PSF-GTD	4.000%	8/15/42	1,100,000	1,302,543
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,106,950
Refunding	5.000%	2/1/26	2,000,000	2,016,160
Grand Parkway Transportation Corp., TX, System Toll Revenue:
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	6,306,057
First Tier, Series C, Refunding	4.000%	10/1/45	4,125,000	4,787,970
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,022,950	(d)

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	$600,000	$757,674
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	10,140,030
Houston, TX, Public Improvement Project, Series A, Refunding	5.000%	3/1/31	10,535,000	13,659,892
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,500,000	1,555,905	(d)
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,667,715	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	3,262,094	(d)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,753,145	(d)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	2,093,421
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	2,249,082
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,828,350
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,815,850
Hurst-Euless-Bedford, TX, Independent School District, GO, PSF-GTD	4.000%	8/15/41	1,000,000	1,187,390
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,444,625	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,721,349	(d)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	8,982,203	(d)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,291,480	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park/Carriage Inn Project, Series A1	5.000%	7/1/31	250,000	254,533
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,962,150
First Tier, Series A, Refunding	5.000%	1/1/34	700,000	943,866
First Tier, Series A, Refunding	5.000%	1/1/35	400,000	545,356
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	594,970
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,548,500
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	19,825,489

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	27

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Second Tier, Series B, Refunding	5.000%	1/1/31	$4,000,000	$4,494,840
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	4,440,800	(d)
Series A, Refunding	5.000%	10/1/37	3,425,000	4,332,796	(d)
Series A, Refunding	5.000%	10/1/38	3,500,000	4,415,670	(d)
Prosper, TX, ISD, Unlimited Tax School Building, PSF-GTD	5.000%	2/15/41	3,290,000	4,209,391
SA Energy Acquisition PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,083,840
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/41	5,200,000	6,333,132
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	2,109,083
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	1,890,000	1,999,053
Texas Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,421,220
Refunding	4.000%	2/1/36	2,325,000	2,802,695
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	20,920,000	24,330,797
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Series 2012	5.000%	12/15/20	5,750,000	5,844,357
West Harris County, TX, Regional Water Authority, Series W	4.000%	12/15/45	2,100,000	2,484,909

Total Texas				269,797,064

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	1,490,000	1,414,427
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,565,000	3,386,607

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - continued
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	$750,000	$689,730
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	3,650,000	3,500,314

Total U.S. Virgin Islands				8,991,078

Utah - 0.4%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,590,640	(d)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,485,267
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	2,123,097
Series 2019	4.000%	10/15/33	600,000	631,500
Series 2019	4.000%	10/15/36	1,000,000	1,040,000

Total Utah				8,870,504

Vermont - 0.0%††
University of Vermont & State Agricultural College, Series A	5.000%	10/1/44	1,000,000	1,210,710

Virginia - 1.6%
Arlington County, VA, IDA Revenue:
Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,457,453
Virginia Hospital Center, Refunding	5.000%	7/1/32	1,050,000	1,363,457
Hampton Roads, VA, Transportation Accountability Commission, Intermediate Lien, Series A	5.000%	7/1/22	5,000,000	5,453,600
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,615,485
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	5,500,000	6,142,345
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,868,310	(d)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,787,919	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/24	2,900,000	3,076,262	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/25	3,875,000	4,102,152	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	29

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	1/1/26	$3,290,000	$3,478,616	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.000%	7/1/26	4,700,000	4,963,811	(d)

Total Virginia				38,309,410

Washington - 2.1%
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	6,031,300
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	10,309,055
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	12,100,900
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,912,680	(d)
Series 2019	5.000%	4/1/32	2,775,000	3,412,418	(d)
Series A	5.000%	5/1/36	4,000,000	4,690,160	(d)
Port of Seattle, WA, Revenue, Series B, Refunding	5.000%	9/1/24	2,300,000	2,406,375	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	2,900,000	3,414,721	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	783,500	(g)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/39	500,000	624,950	(g)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	873,145	(g)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,463,560	(g)

Total Washington				51,022,764

West Virginia - 0.5%
Harrison County, WV, Solid Waste Disposal
Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	6,500,000	6,659,445	(a)(b)(d)
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	3,750,000	4,774,912	(a)(b)

Total West Virginia				11,434,357

Wisconsin - 1.1%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,942,674
Series A, Refunding	5.000%	11/1/32	2,000,000	2,341,980
Series A, Refunding	5.000%	11/1/33	2,000,000	2,338,280
Series A, Refunding	5.000%	11/1/34	2,000,000	2,335,500

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - continued
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	$2,800,000	$2,463,440	(c)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,500,000	1,592,040
Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/35	3,345,000	3,547,406
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	7,000,000	8,589,140

Total Wisconsin				26,150,460

TOTAL MUNICIPAL BONDS (Cost - $2,267,592,195)				2,382,971,941

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	6,573,416	6,704,555
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	3,697,546	3,771,313

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $10,270,962)				10,475,868

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%††
CMS Liquidating Trust (Cost - $989,420)			200	355,260	*(l)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,278,852,577)				2,393,803,069

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.0%
MUNICIPAL BONDS - 1.0%
Illinois - 0.0%††
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	0.130%	8/1/44	250,000	250,000	(n)(o)

Indiana - 0.2%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, LOC - Wells Fargo Bank N.A.	0.110%	11/1/39	1,300,000	1,300,000	(n)(o)
Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.110%	11/1/39	2,600,000	2,600,000	(n)(o)

Total Indiana				3,900,000

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	31

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.100%	10/1/42	$700,000	$700,000	(n)(o)

Michigan - 0.0%††
University of Michigan Revenue, Series D-1	0.070%	12/1/24	400,000	400,000	(n)(o)

Mississippi - 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series C	0.110%	12/1/30	400,000	400,000	(n)(o)
Chevron USA Inc. Project, Series G	0.110%	12/1/30	495,000	495,000	(n)(o)
Chevron USA Inc. Project, Series K	0.110%	11/1/35	300,000	300,000	(n)(o)
Chevron USA Inc. Project, Series L	0.110%	11/1/35	500,000	500,000	(n)(o)

Total Mississippi				1,695,000

Missouri - 0.0%††
Missouri State HEFA Revenue, St. Louis University, Series B, LOC - U.S. Bank N.A.	0.130%	10/1/24	400,000	400,000	(n)(o)

New York - 0.6%
MTA, NY, Transportation Revenue, Subseries D-2, LOC - Landesbank Hessen-Thueringen	0.130%	11/1/35	700,000	700,000	(n)(o)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	0.110%	8/1/40	2,385,000	2,385,000	(n)(o)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.130%	4/1/42	1,015,000	1,015,000	(n)(o)
Subseries G-7, LOC - Bank of Tokyo- Mitsubishi UFJ	0.120%	4/1/42	2,025,000	2,025,000	(n)(o)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, SPA - Bank of America N.A.	0.110%	6/15/33	3,950,000	3,950,000	(n)(o)
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Series A, SPA - JPMorgan Chase & Co.	0.120%	8/1/45	700,000	700,000	(n)(o)
New York State HFA Revenue:
160 Madison Avenue, Series B, LOC - Landesbank Hessen-Thueringen	0.110%	11/1/46	250,000	250,000	(n)(o)
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.160%	11/1/34	1,000,000	1,000,000	(d)(n)(o)
363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	0.120%	11/1/32	400,000	400,000	(d)(n)(o)

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Triborough Bridge & Tunnel Authority, NY, Revenue:
Subseries B-2, Refunding, LOC - Citibank N.A.	0.090%	1/1/32	$1,800,000	$1,800,000	(n)(o)
Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	0.130%	1/1/32	1,000,000	1,000,000	(n)(o)

Total New York				15,225,000

Vermont - 0.0%††
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, Series A, LOC - TD Bank N.A.	0.130%	10/1/38	100,000	100,000	(n)(o)

Wyoming - 0.1%
Uinta County, WY, PCR, Chevron USA Project, Refunding	0.110%	8/15/20	2,400,000	2,400,000	(n)(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $25,070,000)				25,070,000

TOTAL INVESTMENTS - 99.1% (Cost - $2,303,922,577)				2,418,873,069
Other Assets in Excess of Liabilities - 0.9%				21,611,199

TOTAL NET ASSETS - 100.0%				$2,440,484,268

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	33

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	The maturity principal is currently in default as of June 30, 2020.

(i)	The coupon payment on these securities is currently in default as of June 30, 2020.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(o)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
UPMC	— University of Pittsburgh Medical Center

At June 30, 2020, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	396	9/20	$86,776,603	$86,389,875	$386,728

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report	35

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

36	Western Asset Intermediate-Term Municipals Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

37

Notes to Schedule of Investments (unaudited) (cont’d)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

38

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,382,971,941	—	$2,382,971,941
Collateralized Mortgage Obligations	—	10,475,868	—	10,475,868
Statutory Trust Certificates	—	—	$355,260	355,260

Total Long-Term Investments	—	2,393,447,809	355,260	2,393,803,069

Short-Term Investments†	—	25,070,000	—	25,070,000

Total Investments	—	$2,418,517,809	$355,260	$2,418,873,069

Other Financial Instruments:
Futures Contracts	$386,728	—	—	$386,728

Total	$386,728	$2,418,517,809	$355,260	$2,419,259,797

†	See Schedule of Investments for additional detailed categorizations.

39